Financial risk management objectives and policies - Schedule of Aging of Trade Receivables (Details) - Credit risk - Carrying value - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	$ 92.1	$ 68.6
Sales tax receivables	27.8	22.9
Credit card receivables	4.5	4.5
Other receivables	2.7	4.5
Trade receivables	127.1	100.5
Current
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	40.8	40.6
Sales tax receivables	27.8	22.9
Credit card receivables	4.5	4.5
Other receivables	2.6	1.9
Trade receivables	75.7	69.9
Less than 30 days
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	13.1	9.2
Sales tax receivables	0.0	0.0
Credit card receivables	0.0	0.0
Other receivables	0.0	0.6
Trade receivables	13.1	9.8
31-60 days
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	6.8	5.2
Sales tax receivables	0.0	0.0
Credit card receivables	0.0	0.0
Other receivables	0.0	0.0
Trade receivables	6.8	5.2
> 61 days
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	31.4	13.6
Sales tax receivables	0.0	0.0
Credit card receivables	0.0	0.0
Other receivables	0.1	2.0
Trade receivables	$ 31.5	$ 15.6